Interest expense and other financial costs	12 Months Ended
Dec. 31, 2019
Interest expense and other financial costs [Abstract]
Interest expense and other financial costs
20	Interest expense and other financial costs

This line at December 31, 2019, 2018 and 2017, is comprised as follows:

	2019	2018	2017
Interest on financial debt	$69,796	$80,580	$97,590
Interest expense on leasing arrangements	70,225	-	-
Other financial expenses	5,303	2,146	3,802
Amortization of transaction cost associated with financial debt	1,551	2,164	4,137
Interest on trust certificates	-	-	942,266
Transaction cost of mandatory convertible debentures into shares	-	-	87,482
Amortization of trust certificate transaction cost	-	-	75,209
	$146,875	$84,890	$1,210,486